Stockholders' equity (Details 1) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options granted, Number	545,000	590,000
Options exercised, Number	(6,710)	0
Options forfeited, Number	(245,226)	(260,431)
Options expired, Number	(209,264)	(188,450)
Oustanding ending balance, Number	1,201,912	1,118,112	976,993
Options granted, Weighted average exercise price	3.28	2.10
Options exercised, Weighted Average Exercise Price	1.70	0
Options forfeited, Weighted average exercise price	22.53	30.90
Options expired, Weighted average exercise price	33.40	59.75
Outstanding ending balance, Weighted Average Exercise Price	4.68	14.64	35.25
Options Outstanding, Weighted average remaining contractual life	3 years 8 months 16 days	2 years 11 months 8 days	1 year 11 months 26 days
Outstanding beginning balance, Aggregate intrinsic value	67	0
Outstanding ending balance, Aggregate intrinsic value	4,400	67	0
Exercisable, Number	602,438
Exercisable, Weighted average exercise price	6.18
Exercisable, Weighted average remaining contractual life	3 years 1 month 20 days
Exercisable, Aggregate intrinsic value	2,218
Vested and expected to vest, Number	1,171,343
Vested and expected to vest, Weighted average exercise price	4.70
Vested and expected to vest, Weighted average remaining contractual life	3 years 8 months 8 days
Vested and expected to vest, Aggregate intrinsic value	4,317